Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments under Shipbuilding Contracts and Memorandums of Agreement	Capital expenditure commitments relating to the purchase of BWTS to be installed on certain of our vessels are as follows:

Year Ended June 30,	Total
2021	$2,274
2022	1,281
Total	3,555